Summary Of Significant Accounting Policies - Summary of Number of Shares Outstanding Underlying the Potential Dilutive Class A Common Stock (Details) - Rigetti Holdings, Inc. - shares	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share	101,899,227	96,717,389	89,638,584	17,923,260
Convertible Series C Preferred Stock
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share	69,223,658	69,223,658	69,223,658	14,154,064
Common Stock Warrants
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share	10,952,096	10,197,532	3,406,156	0
Stock Options
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share	14,986,512	17,296,199	17,008,770	3,769,196
Restricted Stock Units
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share	6,736,961	0